Performance Management	Apr. 30, 2025
Baillie Gifford China Equities Fund - Institutional & K Class Prospectus | Baillie Gifford China Equities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark.
Bar Chart [Heading]	Annual Total Returns – Institutional Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 20.86% (Q3, 2024) Lowest Quarterly Return: -24.46% (Q3, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	20.86%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(24.46%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Narrative

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Institutional Class shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. A description of the Fund's comparative index and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information."

Performance Table Uses Highest Federal Rate	In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account.
Performance [Table]
Average Annual Total Returns for Periods Ended December 31, 2024	1 Year	Since Fund Inception (07/07/2021)
Institutional Class Returns Before Taxes	9.76%	(16.58)%
Institutional Class Returns After Taxes on Distributions	9.20%	(16.80)%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares	6.11%	(11.89)%
Class K Returns Before Taxes	9.81%	(16.53)%
Comparative Index (reflects no deductions for fees, expenses, or taxes)
MSCI China All Shares Index(1)	16.67%	(9.93)%

(1)  The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.
Performance Availability Website Address [Text]	http://USmutualfund.bailliegifford.com
Baillie Gifford Developed EAFE All Cap Fund - Institutional & K Class Prospectus | Baillie Gifford Developed EAFE All Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark.
Bar Chart [Heading]	Annual Total Returns – Institutional Class Shares(1)
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

(1)  Performance for Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 2 shares, which are not offered under this Prospectus and are currently closed to new investors. The historical Class 2 performance has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

Bar Chart Closing [Text Block]	Highest Quarterly Return: 25.51% (Q2, 2020) Lowest Quarterly Return: -20.99% (Q1, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	25.51%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(20.99%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Narrative

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Institutional Class shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. A description of the Fund's comparative index and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information."

Performance Table Uses Highest Federal Rate	In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account.
Performance [Table]
Average Annual Total Returns for Periods Ended December 31, 2024(1)	1 Year	5 Years	10 Years
Institutional Class Returns Before Taxes	(1.24)%	0.18%	4.13%
Institutional Class Returns After Taxes on Distributions	(1.96)%	(0.19)%	3.83%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares	(0.39)%	0.20%	3.33%
Class K Returns Before Taxes	(1.17)%	0.27%	4.22%
Comparative Index (reflects no deduction for fees, expenses, or taxes)
MSCI EAFE Index(2)	4.35%	5.23%	5.70%

(1)  Performance for Class K and Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 2 shares and, for Institutional Class, has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

(2)  The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.
Performance Availability Website Address [Text]	http://USmutualfund.bailliegifford.com
Baillie Gifford EAFE Plus All Cap Fund - Institutional & K Class Prospectus | Baillie Gifford EAFE Plus All Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark.
Bar Chart [Heading]	Annual Total Returns – Institutional Class Shares(1)
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

(1)  Performance for Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 2 shares, which are not offered under this Prospectus and are currently closed to new investors. The historical Class 2 performance has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

Bar Chart Closing [Text Block]	Highest Quarterly Return: 24.26% (Q2, 2020) Lowest Quarterly Return: -20.45% (Q1, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	24.26%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(20.45%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Narrative

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Institutional Class shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. A description of the Fund's comparative index and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information."

Performance Table Uses Highest Federal Rate	In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account.
Performance [Table]
Average Annual Total Returns for Periods Ended December 31, 2024(1)	1 Year	5 Years	10 Years
Institutional Class Returns Before Taxes	0.72%	0.23%	4.10%
Institutional Class Returns After Taxes on Distributions	(0.63)%	(0.65)%	3.44%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares	0.97%	0.25%	3.30%
Class K Returns Before Taxes	0.75%	0.32%	4.21%
Comparative Index (reflects no deductions for fees, expenses, or taxes)
MSCI EAFE Index(2)	4.35%	5.23%	5.70%

(1)  Performance for Class K and Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 2 shares and, for Institutional Class, has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

(2)  The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.
Performance Availability Website Address [Text]	http://USmutualfund.bailliegifford.com
Baillie Gifford Emerging Markets Equities Fund - Institutional & K Class Prospectus | Baillie Gifford Emerging Markets Equities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark.
Bar Chart [Heading]	Annual Total Returns – Institutional Class Shares(1)
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

(1)  Performance for Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 5 shares, which are not offered under this Prospectus and are currently closed to new investors. The historical Class 5 performance has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

Bar Chart Closing [Text Block]	Highest Quarterly Return: 25.20% (Q4, 2020) Lowest Quarterly Return: -26.53% (Q1, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	25.20%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(26.53%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Narrative

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Institutional Class shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. A description of the Fund's comparative index and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information."

Performance Table Uses Highest Federal Rate	In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account.
Performance [Table]
Average Annual Total Returns for Periods Ended December 31, 2024(1)	1 Year	5 Years	10 Years
Institutional Class Returns Before Taxes	5.89%	0.87%	5.05%
Institutional Class Returns After Taxes on Distributions	5.04%	0.20%	4.29%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares	4.08%	0.76%	4.03%
Class K Returns Before Taxes	6.00%	0.97%	5.14%
Comparative Index (reflects no deductions for fees, expenses, or taxes)
MSCI Emerging Markets Index(2)	8.05%	2.10%	4.03%

(1)  Performance for Class K and Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 5 shares and, for both Class K and Institutional Class, has been adjusted for the higher total annual operating expenses incurred by Class K and Institutional Class.

(2)  The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.
Performance Availability Website Address [Text]	http://USmutualfund.bailliegifford.com
Baillie Gifford Emerging Markets ex China Fund - Institutional & K Class Prospectus | Baillie Gifford Emerging Markets ex China Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark.
Bar Chart [Heading]	Annual Total Returns – Institutional Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 10.98% (Q4, 2023) Lowest Quarterly Return: -19.98% (Q2, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	10.98%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(19.98%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Narrative

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Institutional Class shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. A description of the Fund's comparative index and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information."

Performance Table Uses Highest Federal Rate	In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account.
Performance [Table]
Average Annual Total Returns for Periods Ended December 31, 2024	1 Year	Since Fund Inception (12/28/2021)
Institutional Class Returns Before Taxes	6.07%	(0.45)%
Institutional Class Returns After Taxes on Distributions	5.61%	(1.02)%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares	4.29%	(0.20)%
Class K Returns Before Taxes	6.07%	(0.45)%
Comparative Index (reflects no deductions for fees, expenses, or taxes)
MSCI Emerging Markets ex China(1)	4.20%	0.71%

(1)  The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.
Performance Availability Website Address [Text]	http://USmutualfund.bailliegifford.com
Baillie Gifford Global Alpha Equities Fund - Institutional & K Class Prospectus | Baillie Gifford Global Alpha Equities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark.
Bar Chart [Heading]	Annual Total Returns – Institutional Class Shares(1)
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

(1)  Performance for Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 3 shares, which are not offered under this Prospectus and are currently closed to new investors. The historical Class 3 performance has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

Bar Chart Closing [Text Block]	Highest Quarterly Return: 28.04% (Q2, 2020) Lowest Quarterly Return: -18.91% (Q1, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	28.04%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(18.91%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Narrative

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Institutional Class shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. A description of the Fund's comparative index and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information."

Performance Table Uses Highest Federal Rate	In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account.
Performance [Table]
Average Annual Total Returns for Periods Ended December 31, 2024(1)	1 Year	5 Years	10 Years
Institutional Class Returns Before Taxes	10.76%	6.56%	8.98%
Institutional Class Returns After Taxes on Distributions	8.33%	4.88%	7.18%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares	8.05%	5.11%	7.01%
Class K Returns Before Taxes	10.87%	6.66%	9.07%
Comparative Index (reflects no deductions for fees, expenses, or taxes)
MSCI ACWI Index(2)	18.02%	10.57%	9.78%

(1)  Performance for Class K and Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 3 shares and, for both Class K and Institutional Class, has been adjusted for the higher total annual operating expenses incurred by Class K and Institutional Class.

(2)  The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.
Performance Availability Website Address [Text]	http://USmutualfund.bailliegifford.com
Baillie Gifford International Alpha Fund - Institutional Class & K Class Prospectus | Baillie Gifford International Alpha Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark.
Bar Chart [Heading]	Annual Total Returns – Institutional Class Shares(1)
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

(1)  Performance for Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 2 shares, which are not offered under this Prospectus and are currently closed to new investors. The historical Class 2 performance has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

Bar Chart Closing [Text Block]	Highest Quarterly Return: 25.58% (Q2, 2020) Lowest Quarterly Return: -20.84% (Q1, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	25.58%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(20.84%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Narrative

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Institutional Class shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. A description of the Fund's comparative index and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information."

Performance Table Uses Highest Federal Rate	In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account.
Performance [Table]
Average Annual Total Returns for Periods Ended December 31, 2024(1)	1 Year	5 Years	10 Years
Institutional Class Returns Before Taxes	4.93%	2.16%	5.49%
Institutional Class Returns After Taxes on Distributions	4.10%	1.54%	4.65%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares	3.79%	1.84%	4.42%
Class K Returns Before Taxes	5.02%	2.25%	5.56%
Comparative Index (reflects no deductions for fees, expenses, or taxes)
MSCI ACWI ex USA Index(2)	6.09%	4.60%	5.30%

(1)  Performance for Class K and Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 2 shares and, for Institutional Class, has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

(2)  The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns for Periods Ended December 31, 2024	[1]
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.
Baillie Gifford International Concentrated Growth Equities Fund - Institutional & K Class Prospectus | Baillie Gifford International Concentrated Growth Equities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark.
Bar Chart [Heading]	Annual Total Returns – Institutional Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 44.43% (Q2, 2020) Lowest Quarterly Return: -24.10% (Q2, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	44.43%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(24.10%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Narrative

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Institutional Class shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. A description of the Fund's comparative index and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information."

Performance Table Uses Highest Federal Rate	In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account.
Performance [Table]
Average Annual Total Returns for Periods Ended December 31, 2024	1 Year	5 Years	Since Fund Inception (12/14/2017)
Institutional Class Returns Before Taxes	18.34%	10.24%	10.83%
Institutional Class Returns After Taxes on Distributions	18.37%	5.60%	7.50%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares	10.89%	8.20%	8.84%
Class K Returns Before Taxes	18.55%	10.35%	10.97%
Comparative Index (reflects no deductions for fees, expenses, or taxes)
MSCI ACWI ex USA Index(1)	6.09%	4.60%	5.30%

(1)  The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.
Performance Availability Website Address [Text]	http://USmutualfund.bailliegifford.com
Baillie Gifford International Growth Fund - Institutional & K Class Prospectus | Baillie Gifford International Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmarks. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmarks.
Bar Chart [Heading]	Annual Total Returns – Institutional Class Shares(1)
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

(1)  Performance for Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 2 shares, which are not offered under this Prospectus and are currently closed to new investors. The historical Class 2 performance has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

Bar Chart Closing [Text Block]	Highest Quarterly Return: 36.69% (Q2, 2020) Lowest Quarterly Return: -21.77% (Q1, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	36.69%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(21.77%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Narrative

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Institutional Class shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. The table compares the Fund's returns to two broad-based securities market indices that the Fund believes provide appropriate market benchmarks for the Fund's performance. A description of the Fund's comparative indices and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information."

Performance Table Uses Highest Federal Rate	In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account.
Performance [Table]
Average Annual Total Returns for Periods Ended December 31, 2024(1)	1 Year	5 Years	10 Years
Institutional Class Returns Before Taxes	7.80%	3.52%	6.79%
Institutional Class Returns After Taxes on Distributions	6.10%	1.96%	5.50%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares	5.94%	2.95%	5.49%
Class K Returns Before Taxes	7.84%	3.60%	6.88%
Comparative Indices (reflects no deductions for fees, expenses, or taxes)
MSCI ACWI ex USA Index(2)	6.09%	4.60%	5.30%
MSCI EAFE Index(2)	4.35%	5.23%	5.70%

(1)  Performance for Class K and Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 2 shares and, for Institutional Class, has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

(2)  The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.
Performance Availability Website Address [Text]	http://USmutualfund.bailliegifford.com
Baillie Gifford International Smaller Companies Fund - Institutional & Class K Prospectus | Baillie Gifford International Smaller Companies Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmarks. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmarks.
Bar Chart [Heading]	Annual Total Returns – Institutional Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 37.45% (Q2, 2020) Lowest Quarterly Return: -23.13% (Q2, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	37.45%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(23.13%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Narrative

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Institutional Class shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. The table compares the Fund's returns to a broad-based securities market index, as required by relevant disclosure rules, and an additional benchmark that the Fund believes better aligns with the Fund's investment objective and strategies. A description of the Fund's comparative indices and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information."

Performance Table Uses Highest Federal Rate	In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account
Performance [Table]
Average Annual Total Returns for Periods Ended December 31, 2024	1 Year	5 Years	Since Fund Inception (12/19/2018)
Institutional Class Returns Before Taxes	(3.17)%	1.05%	4.80%
Institutional Class Returns After Taxes on Distributions	(3.23)%	0.74%	4.39%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares	(1.71)%	0.95%	3.84%
Class K Returns Before Taxes	(3.12)%	1.12%	4.86%
Comparative Indices (reflects no deductions for fees, expenses, or taxes)
MSCI ACWI ex USA IMI Index(1)	5.78%	4.62%	7.19%
MSCI ACWI ex USA Small Cap Index(1)	3.85%	4.76%	7.46%

(1)  The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.
Performance Availability Website Address [Text]	http://USmutualfund.bailliegifford.com
Baillie Gifford Long Term Global Growth Fund - Institutional & K Class Prospectus | Baillie Gifford Long Term Global Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark.
Bar Chart [Heading]	Annual Total Returns – Institutional Class Shares(1)
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

(1)  Performance for Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 2 shares, which are not offered under this Prospectus and are currently closed to new investors. The historical Class 2 performance has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

Bar Chart Closing [Text Block]	Highest Quarterly Return: 44.21% (Q2, 2020) Lowest Quarterly Return: -28.26% (Q2, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	44.21%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(28.26%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Narrative

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Institutional Class shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. A description of the Fund's comparative index and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information."

Performance Table Uses Highest Federal Rate	In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account.
Performance [Table]
Average Annual Total Returns for Periods Ended December 31, 2024(1)	1 Year	5 Years	10 Years
Institutional Class Returns Before Taxes	24.92%	13.67%	15.43%
Institutional Class Returns After Taxes on Distributions	24.92%	12.77%	14.66%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares	14.76%	10.95%	12.94%
Class K Returns Before Taxes	24.97%	13.76%	15.53%
Comparative Index (reflects no deductions for fees, expenses, or taxes)
MSCI ACWI Index(2)	18.02%	10.57%	9.78%

(1)  Performance for Class K and Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 2 shares and, for Institutional Class, has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

(2)  The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.
Performance Availability Website Address [Text]	http://USmutualfund.bailliegifford.com
Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Baillie Gifford U.S. Equity Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmarks. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmarks.
Bar Chart [Heading]	Annual Total Returns – Institutional Class Shares(1)(2)
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

(1)  The inception date for Baillie Gifford U.S. Equity Growth Fund is December 5, 2016, when Baillie Gifford International, LLC purchased Class 1 shares. Classes 1-5 of the Fund were terminated effective May 1, 2017, and Class 1 shares were converted to Class K shares. For the period from January 1, 2017 to May 1, 2017, the performance shown is for Class 1 shares and has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

(2)  Excluding reimbursement received from the Manager, total return for 2019 was 29.72%.

Bar Chart Closing [Text Block]	Highest Quarterly Return: 55.77% (Q2, 2020) Lowest Quarterly Return: -38.41% (Q2, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	55.77%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(38.41%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Narrative

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Institutional Class shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. The table compares the Fund's returns to a broad-based securities market index, as required by relevant disclosure rules, and an additional benchmark that the Fund believes better aligns with the Fund's investment objective and strategies. A description of the Fund's comparative indices and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information."

Performance Table Uses Highest Federal Rate	In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account.
Performance [Table]
Average Annual Total Returns for Periods Ended December 31, 2024	1 Year	5 Years	Since Fund Inception (12/05/2016)
Institutional Class Returns Before Taxes(1)(2)	30.44%	12.76%	16.58%
Institutional Class Returns After Taxes on Distributions(1)(2)	30.44%	11.58%	15.69%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares(1)(2)	18.02%	10.14%	13.81%
Class K Returns Before Taxes(3)	30.59%	12.86%	16.66%
Comparative Indices (reflects no deductions for fees, expenses, or taxes)
S&P 500 Index(4)	25.02%	14.51%	14.89%
Russell 1000 Growth Index(5)	33.36%	18.94%	19.53%

(1)  Performance for Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 1 shares and has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

(2)  If reimbursement received from the Manager in 2019 were excluded, the total return would be lower.

(3)  The inception date for Baillie Gifford U.S. Equity Growth Fund is December 5, 2016, when Baillie Gifford International, LLC purchased Class 1 shares. Classes 1-5 of the Fund were terminated effective May 1, 2017, and Class 1 shares were converted to Class K shares. For periods prior to May 1, 2017, the performance shown is based on the performance for Class 1 shares.

(4)  The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates. Standard & Poor's® and S&P® are registered trademarks of Standard & Poor's Financial Services LLC, a division of S&P Global; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

(5)  The source of the index data is London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group").© LSE Group 2020. FTSE Russell is a trading name of certain of the LSE Group companies. "Russell®" is a trademark(s) of the relevant LSE Group companies and is used by any other LSE Group company under license. "TMX®" is a trademark of TSX, Inc. and used by the LSE Group under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this Prospectus. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company's express written consent. The LSE Group does not promote, sponsor or endorse the content of this Prospectus.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.
Performance Availability Website Address [Text]	http://USmutualfund.bailliegifford.com
Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Developed EAFE All Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark.
Bar Chart [Heading]	Annual Total Returns – Class 2 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 25.46% (Q2, 2020) Lowest Quarterly Return: -20.92% (Q1, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	25.46%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(20.92%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Narrative

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class 2 shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. A description of the Fund's comparative index and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information."

Performance Table Uses Highest Federal Rate	In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account.
Performance [Table]
Average Annual Total Returns for Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class 2 Returns Before Taxes	(1.14)%	0.27%	4.22%
Class 2 Returns After Taxes on Distributions	(2.02)%	(0.15)%	3.90%
Class 2 Returns After Taxes on Distributions and Sale of Fund Shares	(0.27)%	0.26%	3.40%
Class 3 Returns Before Taxes(1)	(1.07)%	0.34%	4.27%
Class 4 Returns Before Taxes(2)	(1.14)%	0.27%	4.22%
Class 5 Returns Before Taxes(3)	(1.14)%	0.27%	4.22%
Comparative Index (reflects no deduction for fees, expenses, or taxes)
MSCI EAFE Index(4)	4.35%	5.23%	5.70%

(1)  Performance for Class 3 shares prior to their date of inception (March 24, 2017) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 3 shares; had it, returns would have been higher.

(2)  Performance for Class 4 shares, which were unfunded as of December 31, 2024, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.

(3)  Performance for Class 5 shares, which were unfunded as of December 31, 2024, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares; had it, returns would have been higher.

(4)  The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class 2 shares only, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.
Performance Availability Website Address [Text]	http://USmutualfund.bailliegifford.com
Baillie Gifford EAFE Plus All Cap Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford EAFE Plus All Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark.
Bar Chart [Heading]	Annual Total Returns – Class 2 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 24.30% (Q2, 2020) Lowest Quarterly Return: -20.42% (Q1, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	24.30%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(20.42%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Narrative

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class 2 shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. A description of the Fund's comparative index and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information."

Performance Table Uses Highest Federal Rate	In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account.
Performance [Table]
Average Annual Total Returns for Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class 2 Returns Before Taxes	0.77%	0.31%	4.20%
Class 2 Returns After Taxes on Distributions	(0.86)%	(0.62)%	3.51%
Class 2 Returns After Taxes on Distributions and Sale of Fund Shares	1.04%	0.29%	3.37%
Class 3 Returns Before Taxes(1)	0.84%	0.38%	4.24%
Class 4 Returns Before Taxes(2)	0.77%	0.31%	4.20%
Class 5 Returns Before Taxes(3)	0.77%	0.31%	4.20%
Comparative Index (reflects no deductions for fees, expenses, or taxes)
MSCI EAFE Index(4)	4.35%	5.23%	5.70%

(1)  Performance for Class 3 shares for periods prior to it being funded on August 3, 2020 is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 3 shares; had it, returns would have been higher.

(2)  Performance for Class 4 shares, which were unfunded as of December 31, 2024, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.

(3)  Performance for Class 5 shares, which were unfunded as of December 31, 2024, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares; had it, returns would have been higher.

(4)  The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class 2 shares only, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.
Performance Availability Website Address [Text]	http://USmutualfund.bailliegifford.com
Baillie Gifford Emerging Markets Equities Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark.
Bar Chart [Heading]	Annual Total Returns – Class 5 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 25.25% (Q4, 2020) Lowest Quarterly Return: -26.48% (Q1, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	25.25%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(26.48%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Narrative

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class 5 shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. A description of the Fund's comparative index and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information."

Performance Table Uses Highest Federal Rate	In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account.
Performance [Table]
Average Annual Total Returns for Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class 5 Returns Before Taxes	6.12%	1.12%	5.30%
Class 5 Returns After Taxes on Distributions	5.25%	0.42%	4.54%
Class 5 Returns After Taxes on Distributions and Sale of Fund Shares	4.22%	0.94%	4.23%
Class 2 Returns Before Taxes(1)	5.97%	0.97%	5.15%
Class 3 Returns Before Taxes(2)	6.04%	1.04%	5.21%
Class 4 Returns Before Taxes(3)	6.07%	1.07%	5.25%
Comparative Index (reflects no deductions for fees, expenses, or taxes)
MSCI Emerging Markets Index(4)	8.05%	2.10%	4.03%

(1)  Performance for Class 2 shares prior to their date of inception (March 2, 2015) is derived from the historical performance of Class 5 shares, and has been adjusted for the higher shareholder servicing fees applicable to Class 2 shares.

(2)  Performance for Class 3 shares prior to their date of inception (March 31, 2016) is derived from the historical performance of Class 5 shares, and has been adjusted for the higher shareholder servicing fees applied to Class 3 shares.

(3)  Performance for Class 4 shares for periods prior to it being funded on July 13, 2023 is derived from the historical performance of Class 5 shares and has been adjusted for the period during which higher shareholder servicing fees applied to Class 4 shares.

(4)  The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class 5 shares only, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.
Performance Availability Website Address [Text]	http://USmutualfund.bailliegifford.com
Baillie Gifford Global Alpha Equities Fund - Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Global Alpha Equities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark.
Bar Chart [Heading]	Annual Total Returns – Class 2 Shares(1)
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

(1)  As the Fund's Class 3 Shares were unfunded as of December 31, 2024, the chart above reflects information for Class 2 shares, the Fund's only class with 10 or more consecutive years of annual returns.

Bar Chart Closing [Text Block]	Highest Quarterly Return: 28.09% (Q2, 2020) Lowest Quarterly Return: -18.92% (Q1, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	28.09%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(18.92%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Narrative

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class 3 shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. A description of the Fund's comparative index and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information."

Performance Table Uses Highest Federal Rate	In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account.
Performance [Table]
Average Annual Total Returns for Periods Ended December 31, 2024(1)	1 Year	5 Years	10 Years
Class 2 Returns Before Taxes	10.92%	6.66%	9.07%
Class 2 Returns After Taxes on Distributions	8.44%	4.98%	7.27%
Class 2 Returns After Taxes on Distributions and Sale of Fund Shares	8.16%	5.19%	7.08%
Class 3 Returns Before Taxes(2)	10.92%	6.66%	9.07%
Class 4 Returns Before Taxes(3)	11.03%	6.77%	9.17%
Class 5 Returns Before Taxes(4)	10.92%	6.66%	9.07%
Comparative Index (reflects no deductions for fees, expenses, or taxes)
MSCI ACWI Index(5)	18.02%	10.57%	9.78%

(1)  As the Fund's Class 3 Shares were unfunded as of December 31, 2024, the table above reflects information for Class 2 shares, the Fund's only class with 10 or more consecutive years of annual returns.

(2)  Performance for Class 3 shares, which were unfunded as of December 31, 2024, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 3 shares; had it, returns would have been higher.

(3)  Performance for Class 4 shares prior to their date of inception (July 10, 2017) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.

(4)  Performance for Class 5 shares, which were unfunded as of December 31, 2024, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares; had it, returns would have been higher.

(5)  The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class 3 shares only, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.
Performance Availability Website Address [Text]	http://USmutualfund.bailliegifford.com
Baillie Gifford International Alpha Fund - Class 2, 3, 4, & 5 Prospectus | Baillie Gifford International Alpha Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark.
Bar Chart [Heading]	Annual Total Returns – Class 2 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 25.55% (Q2, 2020) Lowest Quarterly Return: -20.78% (Q1, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	25.55%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(20.78%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Narrative

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class 2 shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. A description of the Fund's comparative index and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information."

Performance Table Uses Highest Federal Rate	In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account.
Performance [Table]
Average Annual Total Returns for Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class 2 Returns Before Taxes	5.05%	2.25%	5.56%
Class 2 Returns After Taxes on Distributions	4.19%	1.58%	4.68%
Class 2 Returns After Taxes on Distributions and Sale of Fund Shares	3.88%	1.91%	4.46%
Class 3 Returns Before Taxes	5.12%	2.33%	5.63%
Class 4 Returns Before Taxes(1)	5.15%	2.36%	5.64%
Class 5 Returns Before Taxes	5.20%	2.41%	5.71%
Comparative Index (reflects no deductions for fees, expenses, or taxes)
MSCI ACWI ex USA Index(2)	6.09%	4.60%	5.30%

(1)  Performance for Class 4 shares prior to their date of inception (July 10, 2017) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.

(2)  The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This

Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class 2 shares only, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.
Performance Availability Website Address [Text]	http://USmutualfund.bailliegifford.com
Baillie Gifford International Growth Fund - Class 2, 3, 4, & 5 Prospectus | Baillie Gifford International Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmarks. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmarks.
Bar Chart [Heading]	Annual Total Returns – Class 2 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 36.72% (Q2, 2020) Lowest Quarterly Return: -21.75% (Q1, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	36.72%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(21.75%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Narrative

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class 2 shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. The table compares the Fund's returns to two broad-based securities market indices that the Fund believes provide appropriate market benchmarks for the Fund's performance. A description of the Fund's comparative indices and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information."

Performance Table Uses Highest Federal Rate	In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account.
Performance [Table]
Average Annual Total Returns for Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class 2 Returns Before Taxes	7.86%	3.60%	6.88%
Class 2 Returns After Taxes on Distributions	6.18%	2.06%	5.60%
Class 2 Returns After Taxes on Distributions and Sale of Fund Shares	5.96%	3.02%	5.57%
Class 3 Returns Before Taxes	7.94%	3.68%	6.95%
Class 4 Returns Before Taxes(1)	7.97%	3.71%	6.97%
Class 5 Returns Before Taxes	8.03%	3.76%	7.04%
Comparative Index (reflects no deductions for fees, expenses or taxes)
MSCI ACWI ex USA Index(2)	6.09%	4.60%	5.30%
MSCI EAFE Index(2)	4.35%	5.23%	5.70%

(1)  Performance for Class 4 shares prior to their date of inception (October 10, 2016) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.

(2)  The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class 2 shares only, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.
Performance Availability Website Address [Text]	http://USmutualfund.bailliegifford.com
Baillie Gifford Long Term Global Growth Fund - Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark.
Bar Chart [Heading]	Annual Total Returns – Class 2 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 44.24% (Q2, 2020) Lowest Quarterly Return: -28.24% (Q2, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	44.24%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(28.24%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Narrative

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class 2 shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. A description of the Fund's comparative index and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information."

Performance Table Uses Highest Federal Rate	In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account.
Performance [Table]
Average Annual Total Returns for Periods Ended December 31, 2024	1 Year	5 Years	10 Years
Class 2 Returns Before Taxes	25.01%	13.77%	15.53%
Class 2 Returns After Taxes on Distributions	25.01%	12.87%	14.77%
Class 2 Returns After Taxes on Distributions and Sale of Fund Shares	14.80%	11.03%	13.04%
Class 3 Returns Before Taxes(1)	25.01%	13.77%	15.53%
Class 4 Returns Before Taxes(2)	25.01%	13.77%	15.53%
Class 5 Returns Before Taxes(3)	25.01%	13.77%	15.53%
Comparative Index (reflects no deductions for fees, expenses, or taxes)
MSCI ACWI Index(4)	18.02%	10.57%	9.78%

(1)  Performance for Class 3 shares, which were unfunded as of December 31, 2024, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 3 shares; had it, returns would have been higher.

(2)  Performance for Class 4 shares, which were unfunded as of December 31, 2024, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.

(3)  Performance for Class 5 shares, which were unfunded as of December 31, 2024, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares; had it, returns would have been higher.

(4)  The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class 2 shares only, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.
Performance Availability Website Address [Text]	http://USmutualfund.bailliegifford.com

[1]	Performance for Class K and Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 2 shares and, for Institutional Class, has been adjusted for the higher total annual operating expenses incurred by Institutional Class.